Note 12 - Commitments and Contingencies: Lease: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Amount
2016	$123,957
2017	$127,227
2018	$53,965
2019 and thereafter	$Nil